CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 29,908	$ 13,754
Restricted cash	495	380
Trade receivables, net	18,933	13,765
Contract assets (Note 4)	1,045	1,269
Other accounts receivable and prepaid expenses	2,412	1,673
Inventories (Note 5)	26,474	17,196
Total current assets	79,267	48,037
NON CURRENT ASSETS:
Long-term receivable and other deposits	63	97
Property, plant and equipment, net (Note 6)	11,282	9,127
Operating lease right-of-use assets	7,585	7,654
Total non-current assets	18,930	16,878
Total assets	98,197	64,915
CURRENT LIABILITIES:
Short term loan (Note 8c)	455
Trade payables	15,756	7,661
Other accounts payable and accrued expenses	6,378	5,572
Advances from customers (Note 4)	751	1,563
Contract liabilities (Note 4)	6	196
Operating lease short-term liabilities	1,594	1,240
Total current liabilities	24,940	16,232
LONG-TERM LIABILITIES:
Accrued severance pay and other long-term liabilities	668	764
Operating lease long-term liabilities	6,073	6,499
Total long-term liabilities	6,741	7,263
SHAREHOLDERS EQUITY:
Share capital (Note 9) - Ordinary shares of NIS 0.03 par value - Authorized: 100,000,000 shares at June 30, 2020 and December 31, 2019; Issued and outstanding: 43,485,065 at June 30, 2020 and 38,456,693 at December 31, 2019.	437	394
Additional paid-in capital	144,193	120,017	[1]
Accumulated deficit	(78,114)	(78,991)
Total RADA shareholders' equity	66,516	41,420
Total liabilities and shareholders' equity	$ 98,197	$ 64,915

[1]	***Reclassified